capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2022
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective			2022	2021
Components of debt and coverage ratios
Net debt [1]				$21,693	$18,169
EBITDA – excluding restructuring and other costs [2]				$6,715	$5,846
Net interest cost [3] (Note 9)				$755	$786
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20	–	2.70 [4]	3.23	3.11
Coverage ratios
Earnings coverage [5]				4.2	3.2
EBITDA – excluding restructuring and other costs interest coverage [6]				8.9	7.4

1	Net debt and total capitalization are calculated as follows:

As at June 30	Note	2022	2021
Long-term debt	26	$21,628	$19,932
Debt issuance costs netted against long-term debt		100	100
Derivative (assets) liabilities, net		(172)	62
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt — excluding tax effects		240	158
Cash and temporary investments, net		(382)	(2,183)
Short-term borrowings	22	279	100
Net debt		21,693	18,169
Common equity		15,716	14,756
Non-controlling interests		964	894
Less: accumulated other comprehensive income included above in common equity and non-controlling interests		(201)	(130)
Total managed capitalization		$38,172	$33,689

* EBITDA is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2022	$3,162	$68	$3,230
Year ended December 31, 2021	6,290	186	6,476
Deduct
Six-month period ended June 30, 2021	(2,912)	(79)	(2,991)
EBITDA – excluding restructuring and other costs	$6,540	$175	$6,715

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, virtual power purchase agreements unrealized change in forward element, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at June 30, 2022, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following the 2021, and upcoming 2023 and 2024, spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding amounts attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended June 30	Objective	2022	2021
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities – less capital expenditures (excluding spectrum licences)		224%	138%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	133%	111%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis. As at June 30, 2022, the ratio was outside of the objective range primarily due to: (i) our planned accelerated capital expenditures program to support our broadband capital investments, the build-out of our TELUS PureFibre infrastructure and the acceleration of our 5G network roll-out; and (ii) the reduction of EBITDA caused by the pandemic. Excluding the effects of our accelerated capital expenditures program of $1,173 million, as at June 30, 2022, the ratio was 56%.

* Free cash flow is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key measure that management, and investors, use to evaluate the performance of our business.

For the 12-month periods ended June 30 (millions)	2022	2021
TELUS Corporation Common Share dividends declared	$1,796	$1,609
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(644)	(600)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,152	$1,009

Our calculation of free cash flow, and the reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended June 30 (millions)	Note	2022	2021
EBITDA	5	$6,540	$5,638
Deduct gain on disposition of financial solutions business		(410)	—
Deduct non-cash gains from the sales of property, plant and equipment		—	(2)
Restructuring and other costs, net of disbursements		7	(5)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		(3)	(86)
Effect of lease principal	31(b)	(503)	(447)
Leases accounted for as finance leases prior to adoption of IFRS 16		—	32
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	120	50
Net employee defined benefit plans expense	15	109	106
Employer contributions to employee defined benefit plans		(50)	(52)
Interest paid		(747)	(736)
Interest received		15	10
Capital expenditures (excluding spectrum licences)	5	(3,787)	(2,952)
Free cash flow before income taxes		1,291	1,556
Income taxes paid, net of refunds		(486)	(646)
Effect of disposition of financial solutions business on income taxes paid		61	—
Free cash flow		866	910
Add (deduct):
Capital expenditures (excluding spectrum licences)	5	3,787	2,952
Effects of lease principal and leases accounted for as finance leases prior to adoption of IFRS 16		503	415
Gain on disposition of financial solutions business, net of effect on income taxes paid		(349)	—
Individually immaterial items included in net income neither providing nor using cash		(217)	(159)
Cash provided by operating activities		$4,590	$4,118